Summary of significant accounting policies (Details 2) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill
Impairment loss	0	0	0
Impairment of long-lived assets
Impairment loss	0	0	0
Domain name
Intangible assets, net
Estimated useful lives	10 years
Copyrights | Minimum
Intangible assets, net
Estimated useful lives	2 years
Copyrights | Maximum
Intangible assets, net
Estimated useful lives	5 years
Land use rights
Intangible assets, net
Estimated useful lives	50 years